Business Combination and Related Transactions - Schedule of Business Combination (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets:
Goodwill		$ 51,076	$ 0
Developed technology
Business Acquisition [Line Items]
Estimated Useful Life (in years)		8 years
Vendor relationship
Business Acquisition [Line Items]
Estimated Useful Life (in years)		3 years
Customer relationships
Business Acquisition [Line Items]
Estimated Useful Life (in years)		3 years
Sense Photonics Inc.
Business Acquisition [Line Items]
Cash	$ 689
Restricted cash	69
Accounts receivable, net	768
Prepaid expenses and other current assets	463
Property and equipment, net	626
Intangible assets:
Goodwill	51,076
Accounts payable	(266)
Accrued and other current liabilities	(1,540)
Deferred tax liability	(2,477)
Total purchase consideration	$ 72,808
Sense Photonics Inc. | Developed technology
Business Acquisition [Line Items]
Estimated Useful Life (in years)	8 years
Intangible assets:
Intangible assets	$ 15,900
Sense Photonics Inc. | Vendor relationship
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
Intangible assets:
Intangible assets	$ 6,600
Sense Photonics Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
Intangible assets:
Intangible assets	$ 900